Share-based payments - Summary of Movements for Equity and Cash-Settled LTIP Scheme (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity Settled Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year (in shares)	9,948	7,806
Number of options granted (in shares)	4,225	5,128
Number of options, Exercised during the period (in shares)	(1,792)	(1,765)
Number of options, Forfeited during the period (in shares)	(1,188)	(1,221)
Number of options, Outstanding at end of year (in shares)	11,193	9,948
Number of options, Exercisable at end of year (in shares)	129	369
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year (in shares)	214	198
Number of options granted (in shares)	104	135
Number of options, Exercised during the period (in shares)	(38)	(64)
Number of options, Forfeited during the period (in shares)	(36)	(55)
Number of options, Outstanding at end of year (in shares)	244	214
Number of options, Exercisable at end of year (in shares)	0	11